Segment Information (Detail)	12 Months Ended
	Dec. 31, 2014 mi² Segment	Sep. 30, 2015 mi²
Segment Reporting Information [Line Items]
Number of operating segments | Segment	1
Subsidiaries [Member]
Segment Reporting Information [Line Items]
Area of service territory (sqmi)	6,000	6,000